Convertible Promissory Note (‘Notes’)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Convertible Promissory Note (‘Notes’) [Abstract]
Convertible promissory note (‘Notes’)
15	Convertible promissory note (‘Notes’)

The following is a summary of the Company’s Notes payable for which it elected the fair value option as of December 31, 2023 and March 31, 2023:

(In USD)	Fair Value Outstanding
As at	December 31, 2023	March 31, 2023

Notes	$-	$10,944,727
Total	-	10,944,727

In October 2022, the Company entered into a Convertible Promissory Note agreement with Ananda Small Business Trust for $10,000,000 accruing interest at a simple rate of six percent (6%) per annum. Under the terms of the aforementioned agreement, the Convertible Promissory Note were to be converted into the Common Stock of Innovative International Acquisition Corp. on the successful closing of the SPAC transaction. At the Company’s election, the Company may settle the accrued and unpaid interest on the Convertible Promissory Note by cash instead. In the event of termination of the agreement with Innovative International Merger Sub, Inc. or after a period of one year from the issue date of the Convertible Promissory Note, the Note shall automatically be exchanged and cancelled in its entirety for a ‘Company Note’. The Company note is a convertible private note to be issued by the Company which will be issued at the aggregate price of principal and interest accrued till the date of conversion of the Note.

Pursuant to the Amendment to Note Purchase Agreement dated September 11, 2023, the maturity date of the Notes had been amended to December 31, 2023. All other terms of the Note remain unchanged.

The Convertible Promissory Note was converted into the Company’s Common Stock on the consummation of the Business Combination by way of a Reverse Recapitalization. The outstanding principal along with interest at a simple rate of 6% were considered to arrive at 1,071,506 shares at a Conversion Price of $10.00 per share.

The (gain)/loss on fair value change of the Notes recorded was $(7,986,326) and $(6,990,870) for the three and nine months ended December 31, 2023, respectively, and $308,832 for the three and nine months ended December 31, 2022 which were recognized in the Condensed Consolidated Statement of Operations for their respective period (as no portion of such fair value adjustment resulted from instrument-specific credit risk).

As of both December 31, 2023 and March 31, 2023, the principal balance of the Notes was $NIL and $10,000,000. As of December 31, 2023 and March 31, 2023, the fair value of the Notes of $NIL and $10,944,727, respectively, were recorded on the Condensed Consolidated Balance Sheet.

15A	Unsecured promissory note

The following is a summary of the Company’s Notes payable as of December 31, 2023 and March 31, 2023:

(In USD)	Outstanding
As at	December 31, 2023	March 31, 2023
Unsecured promissory note	$2,027,840	$-
Total	2,027,840	-

Prior to the Merger, in August 2022, the SPAC had issued a interest free Convertible Promissory Note to Ananda Small Business Trust with a principal amount for $2,027,840. The principal amount is repayable in 90 days (the ‘Maturity Date’) after the consummation of the Business Combination by way of a Reverse Recapitalization. The principal balance can be repaid at any time before the Maturity Date. The Note is also convertible at the option of the holder on the Maturity Date at a Conversion Price of $3.00 per share. The principal amount of the Note is outstanding as on December 31, 2023 is $2,027,840.

15	Convertible promissory note (‘Notes’)

The following is a summary of the Company’s notes payable for which it elected the fair value option as of March 31, 2023 and March 31, 2022:

	Fair Value Outstanding
(In USD) As at	March 31, 2023	March 31, 2022
Notes	$10,944,727	$—
Total	10,944,727	—

For the years ended March 31, 2023 and 2022, the fair value of the notes recorded as $944,727 and NIL respectively, which were recognized in the consolidated statement of operations for their respective period (as no portion of such fair value adjustment resulted from instrument-specific credit risk).

As of both March 31, 2023 and 2022, the principal balance of the notes was $10,000,000. As of March 31, 2023 and 2022, the fair value of the notes of $10,944,727 and NIL, respectively, were recorded on the consolidated balance sheet.

Terms of notes

In October 2022, the Company entered into an ‘Agreement and Plan of Merger and Reorganization’ with Innovative International Acquisition Corp. for the purpose of merger of Innovative International Merger Sub, Inc., with the Company, with the Company continuing as the surviving entity (’SPAC Transaction). Subsequently, the Company entered into a convertible promissory note agreement with Ananda Small Business Trust for $10,000,000 accruing interest at a simple rate of six percent (6%) per annum. The Convertible promissory note will be converted into the Common Stock of Innovative International Acquisition Corp. on the successful closing of the SPAC transaction. At the Company’s election, the Company may settle the accrued and unpaid interest on the Convertible promissory note by cash instead. In the event of termination of the agreement with Innovative International Merger Sub, Inc. or after a period of one year from the issue date of the Convertible promissory note, the Note shall automatically be exchanged and cancelled in its entirety for a ‘Company Note’. The Company note is a convertible private note to be issued by the Company which will be issued at the aggregate price of principal and interest accrued till the date of conversion of the Note.

The notes were accounted for at fair value with changes in fair value being recognized under ‘Change in fair value of convertible promissory note’ within the Statement of Operations. See Note 31, Fair value measurements.